Credit Risk Mitigation Position (Details) - Schedule of credit risk mitigation position - CNY (¥)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Credit Risk Mitigation Position Abstract
Balance at the beginning of the year/period	¥ 1,348,449,426	¥ 1,209,729,138
Increase during the year/period	774,322,489	1,203,458,816
Decrease during the year/period	(713,207,923)	(1,052,004,847)
Confiscation during the year/period	(47,592,378)	(12,733,681)
Balance at the end of the year/period	¥ 1,361,971,614	¥ 1,348,449,426